Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

		Finite-life					Indefinite-life
For the year ended December 31, 2025	Note	Software	Customer relation-ships	Program and feature film rights	Other	Total	Brands	Spectrum and other licences	Broadcast licences	Total	Total intangible assets
Cost
January 1, 2025		12,000	1,818	677	514	15,009	2,387	6,500	855	9,742	24,751
Additions		332	—	1,403	9	1,744	—	6	—	6	1,750
Business acquisitions	4	64	834	23	1	922	233	30	—	263	1,185
Transfers		920	—	—	13	933	(13)	—	—	(13)	920
Retirements and disposals		(579)	(43)	—	(35)	(657)	—	—	—	—	(657)
Impairment losses recognized in earnings	8	(48)	(1)	(250)	(3)	(302)	(43)	(17)	(523)	(583)	(885)
Amortization included in operating costs		—	—	(1,105)	—	(1,105)	—	—	—	—	(1,105)
Net foreign exchange differences		(1)	(5)	—	—	(6)	(2)	—	—	(2)	(8)
Reclassified to assets held for sale	17	—	(1)	—	—	(1)	—	—	—	—	(1)
December 31, 2025		12,688	2,602	748	499	16,537	2,562	6,519	332	9,413	25,950
Accumulated amortization
January 1, 2025		6,517	1,185	—	263	7,965	—	—	—	—	7,965
Amortization		1,225	124	—	28	1,377	—	—	—	—	1,377
Transfers		4	—	—	—	4	—	—	—	—	4
Retirements and disposals		(572)	(23)	—	(35)	(630)	—	—	—	—	(630)
December 31, 2025		7,174	1,286	—	256	8,716	—	—	—	—	8,716
Net carrying amount
January 1, 2025		5,483	633	677	251	7,044	2,387	6,500	855	9,742	16,786
December 31, 2025		5,514	1,316	748	243	7,821	2,562	6,519	332	9,413	17,234

		Finite-life					Indefinite-life
For the year ended December 31, 2024	Note	Software	Customer relation- ships	Program and feature film rights	Other	Total	Brands	Spectrum and other licences	Broadcast licences	Total	Total intangible assets
Cost
January 1, 2024		11,345	1,778	651	521	14,295	2,432	5,949	1,434	9,815	24,110
Additions		317	—	1,328	4	1,649	—	553	—	553	2,202
Business acquisitions	4	4	40	—	—	44	4	1	—	5	49
Transfers		1,279	—	—	—	1,279	—	—	—	—	1,279
Retirements and disposals		(860)	—	—	(1)	(861)	—	—	(1)	(1)	(862)
Impairment losses recognized in earnings	8	(85)	—	(144)	(10)	(239)	(49)	—	(578)	(627)	(866)
Amortization included in operating costs		—	—	(1,158)	—	(1,158)	—	—	—	—	(1,158)
Reclassified to assets held for sale	17	—	—	—	—	—	—	(3)	—	(3)	(3)
December 31, 2024		12,000	1,818	677	514	15,009	2,387	6,500	855	9,742	24,751
Accumulated amortization
January 1, 2024		6,193	1,089	—	219	7,501	—	—	—	—	7,501
Amortization		1,142	96	—	45	1,283	—	—	—	—	1,283
Retirements and disposals		(818)	—	—	(1)	(819)	—	—	—	—	(819)
December 31, 2024		6,517	1,185	—	263	7,965	—	—	—	—	7,965
Net carrying amount
January 1, 2024		5,152	689	651	302	6,794	2,432	5,949	1,434	9,815	16,609
December 31, 2024		5,483	633	677	251	7,044	2,387	6,500	855	9,742	16,786